Gary F. Murtagh Head of MMUS Product and Operations Law, 1295 State Street – MIP 243 Springfield, MA 01111-0001 Tel: (413) 744-6240
Email: gmurtagh@massmutual.com

September 27, 2021

United States Securities and Exchange Commission
Disclosure Review Office
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-0506

Re:          C. M. Life Insurance Company
C. M. Life Variable Life Separate Account I
C. M.  Electrum SelectSM (“Electrum Select”)
Initial Registration Statement on Form N-6

Commissioners:

On behalf of C. M. Life Insurance Company (“C.M. Life”) and C. M. Life Variable Life Separate Account I (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 to register Electrum Select, a new flexible premium, variable, adjustable life insurance policy (the “ Policy”) offered by C. M. Life.

The Policy will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing.  I may be reached at (413) 744-6240 or at gmurtagh@massmutual.com.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh
Head of MMUS Product and Operations Law
for Massachusetts Mutual Life Insurance Company

Enclosures

Massachusetts Mutual Life Insurance Company (MassMutual) and affiliates • Springfield, MA 01111-0001 • (413) 788-8411